May 5, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

         RE: The Gabelli Capital Series Funds, Inc. (the "Fund") FILE NOS. 33-61254/811-7644

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-named Fund, does not differ from that contained in Post-Effective Amendment No. 7 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 2000 (Accession # 0000935069-00-000194).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 535-0516. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,


/s/ Laurie E. Dowd
Laurie E. Dowd
Senior Regulatory Administrator




cc:      B. Alpert
         J. McKee
         D. Schloendorn